Note 7 - Right-of-use Asset and Lease Obligation	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of leases [text block]
7.	RIGHT-OF-USE ASSET AND LEASE OBLIGATION

The Company has
one
office facility under lease. The lease term is
5
years from
2016,
with an option to renew the lease for another
5
year term after that date.

Non-cancellable lease rentals are payable as follows:

Less than 1 year	$117,598
Between 1 and 5 years	19,600
more than 5 years	-

$137,198

On adoption of IFRS
16,
the Company recognized lease obligations in relation to leases which had previously been classified as ‘operating leases’ under the principles of IAS
17,
“Leases”. These obligations were measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate as of
January 1, 2019.
The lessee’s incremental borrowing rate applied to the lease obligations on
January 1, 2019
was
8%.

The reconciliation from the operating lease commitment disclosued in the Annual Financial Statements as at
December 31, 2018
and the lease obligation as at
January 1, 2019
is as follows:

Operating lease commitment as at December 31, 2018	$482,813
Discounted using incremental borrowing rate as at January 1, 2019	$256,280
Recognition exemption of leases with terms less than 1 year	(21,500)
Extension options reasonably certain to be exercised	409,341
Lease obligation as at January 1, 2019	$644,121

For the year ended
December 31, 2019,
an accretion of
$48,239
in carrying amount of lease liability was recorded because of the use of present value factor at initial measurement.

For the year ended
December 31, 2019,
variable lease payments of
$91,797
were recorded.

The Company has equipment leases and an office lease in Beijing which it has determined are not
recognized as right of use assets or lease liabilities as they are short-term and low dollar value.

The Company’s lease obligation and movements therein during the year ended
December 31, 2019:

Lease Obligation

Lease obligation recognized on adoption of IFRS 16 on January 1, 2019	$644,121
Accretion on lease liability	48,239
Lease payment	(117,598)
Lease obligation at December 31, 2019	574,762

Of which are:
Current lease obligations	$75,116
Long-term lease obligations	499,646
574,762

The Company’s right-of-use assets and movements therein during the year ended
December 31, 2019:

Office Lease

Right-of-use assets recognized on adoption of IFRS 16 on January 1, 2019	$644,121
Lease inducement recognized as a reduction of right-of-use asset on adoption	(46,559)
Depreciation on right-of-use assets	(83,381)
Right-of-use assets at December 31, 2019	514,181